Redeemable Non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2022
Redeemable Non-Controlling Interests.
Summary of ownership of common units

	December 31, 2022		December 31, 2021
	Units	Ownership %	Units	Ownership %
P3 Health Partners Inc.’s ownership of Common Units	41,578,890	17.1%	41,578,890	17.5%
Non-controlling interest holders’ ownership of Common Units	201,592,012	82.9%	196,553,523	82.5%
Total Common Units	243,170,902	100.0%	238,132,413	100.0%